Franklin Custodian Funds
Statement of Investments, June 30, 2019 (unaudited)
Franklin DynaTech Fund
		Country	Shares	Value
	Common Stocks 95.3%
	Aerospace & Defense 3.8%
	The Boeing Co.	United States	300,000	$109,203,000
	Heico Corp.	United States	1,000,000	133,810,000
	Raytheon Co.	United States	500,000	86,940,000
				329,953,000
	Biotechnology 1.0%
	Amgen Inc.	United States	150,000	27,642,000
[a]	Array BioPharma Inc.	United States	125,000	5,791,250
[a]	Neurocrine Biosciences Inc.	United States	200,000	16,886,000
[a]	Precision BioSciences Inc.	United States	400,000	5,300,000
[a]	Sarepta Therapeutics Inc.	United States	150,000	22,792,500
[a]	uniQure NV	Netherlands	120,000	9,378,000
[a]	Veracyte Inc.	United States	65,000	1,853,150
				89,642,900
	Capital Markets 3.4%
	CME Group Inc.	United States	105,000	20,381,550
	Intercontinental Exchange Inc.	United States	850,000	73,049,000
	Moody’s Corp.	United States	325,000	63,475,750
	MSCI Inc.	United States	500,000	119,395,000
	Tradeweb Markets Inc.	United States	325,000	14,238,250
				290,539,550
	Diversified Consumer Services 0.5%
[a]	Bright Horizons Family Solutions Inc.	United States	300,000	45,261,000
	Electrical Equipment 0.1%
	Nidec Corp.	Japan	50,000	6,828,511
	Electronic Equipment, Instruments & Components 1.8%
	Amphenol Corp., A	United States	850,000	81,549,000
	Keyence Corp.	Japan	80,000	49,066,964
[a]	Keysight Technologies Inc.	United States	250,000	22,452,500
				153,068,464
	Entertainment 1.2%
[a]	Netflix Inc.	United States	250,000	91,830,000
[a]	Sea Ltd., ADR	Thailand	105,000	3,488,100
[a]	Tencent Music Entertainment Group, ADR	China	335,000	5,021,650
				100,339,750
	Equity Real Estate Investment Trusts (REITs) 3.3%
	American Tower Corp.	United States	500,000	102,225,000
	Crown Castle International Corp.	United States	130,000	16,945,500
	Equinix Inc.	United States	100,000	50,429,000
[a]	SBA Communications Corp., A	United States	500,000	112,420,000
				282,019,500
	Food Products 0.2%
[a]	Beyond Meat Inc.	United States	80,800	12,982,944
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Supplies 8.7%
	Abbott Laboratories	United States	1,250,000	$105,125,000
[a]	Alcon Inc.	Switzerland	270,000	16,753,500
[a]	Align Technology Inc.	United States	35,000	9,579,500
	Becton, Dickinson and Co.	United States	250,000	63,002,500
	Danaher Corp.	United States	750,000	107,190,000
[a]	Edwards Lifesciences Corp.	United States	400,000	73,896,000
[a]	IDEXX Laboratories Inc.	United States	500,000	137,665,000
[a]	Intuitive Surgical Inc.	United States	165,000	86,550,750
[a]	iRhythm Technologies Inc.	United States	340,000	26,887,200
	ResMed Inc.	United States	145,000	17,694,350
	Siemens Healthineers AG	Germany	425,000	17,930,114
	Stryker Corp.	United States	400,000	82,232,000
				744,505,914
	Health Care Providers & Services 0.9%
[a]	Guardant Health Inc.	United States	200,000	17,266,000
	UnitedHealth Group Inc.	United States	250,000	61,002,500
				78,268,500
	Health Care Technology 1.9%
[a]	Inspire Medical Systems Inc.	United States	500,000	30,325,000
[a]	Veeva Systems Inc.	United States	825,000	133,740,750
				164,065,750
	Industrial Conglomerates 0.7%
	Roper Technologies Inc.	United States	175,000	64,095,500
	Interactive Media & Services 5.7%
[a]	Adevinta ASA, A	France	265,000	2,943,858
[a]	Alphabet Inc., A	United States	200,000	216,560,000
[a]	Alphabet Inc., C	United States	62,170	67,200,175
[a]	Facebook Inc., A	United States	250,000	48,250,000
	Match Group Inc.	United States	600,000	40,362,000
[a]	Pinterest Inc., A	United States	500,000	13,610,000
	Tencent Holdings Ltd.	China	2,250,000	101,553,349
				490,479,382
	Internet & Direct Marketing Retail 10.4%
[a]	Alibaba Group Holding Ltd., ADR	China	500,000	84,725,000
[a]	Amazon.com Inc.	United States	300,000	568,089,000
[a]	Booking Holdings Inc.	United States	20,000	37,494,200
[a]	Chewy Inc., A	United States	33,100	1,158,500
[a]	Delivery Hero SE	Germany	350,000	15,872,132
[a]	Etsy Inc.	United States	750,000	46,027,500
[a]	MercadoLibre Inc.	Argentina	200,000	122,354,000
[a]	The RealReal Inc.	United States	292,300	8,447,470
[a]	Revolve Group Inc.	United States	186,200	6,423,900
				890,591,702
  |  2

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	IT Services 13.8%
[a]	Adyen NV	Netherlands	100,000	$77,146,643
[a]	Fastly Inc.	United States	19,200	389,376
[a]	Fiserv Inc.	United States	525,000	47,859,000
[a]	GoDaddy Inc., A	United States	500,000	35,075,000
[a]	I3 Verticals Inc., A	United States	300,000	8,835,000
[a]	InterXion Holding NV	Netherlands	600,000	45,654,000
	Mastercard Inc., A	United States	1,000,000	264,530,000
[a]	MongoDB Inc.	United States	540,000	82,128,600
[a]	Network International Holdings Ltd.	United Arab Emirates	225,000	1,694,431
[a]	Okta Inc., A	United States	375,000	46,316,250
[a]	PayPal Holdings Inc.	United States	1,100,000	125,906,000
[a]	Shopify Inc., A	Canada	400,000	120,200,038
[a]	Square Inc., A	United States	675,000	48,957,750
[a]	Twilio Inc., A	United States	350,000	47,722,500
	Visa Inc., A	United States	1,200,000	208,260,000
[a]	Wix.com Ltd.	Israel	155,000	22,025,500
				1,182,700,088
	Life Sciences Tools & Services 2.7%
[a]	Evotec SE	Germany	100,000	2,794,377
[a]	Illumina Inc.	United States	270,000	99,400,500
[a]	IQVIA Holdings Inc.	United States	65,000	10,458,500
[a]	NanoString Technologies Inc.	United States	50,000	1,517,500
[a]	QIAGEN NV	Netherlands	115,000	4,663,250
	Thermo Fisher Scientific Inc.	United States	300,000	88,104,000
[a]	Waters Corp.	United States	100,000	21,524,000
				228,462,127
	Machinery 1.0%
	Fortive Corp.	United States	1,000,000	81,520,000
	Media 0.7%
[a]	Liberty Broadband Corp., A	United States	600,000	61,704,000
	Pharmaceuticals 1.5%
	AstraZeneca PLC	United Kingdom	340,000	27,798,189
[a]	Elanco Animal Health Inc.	United States	1,300,000	43,940,000
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	105,000	18,100,950
	Merck KGaA	Germany	400,000	41,817,891
				131,657,030
	Professional Services 1.2%
[a]	CoStar Group Inc.	United States	160,000	88,649,600
	TransUnion	United States	150,000	11,026,500
	Verisk Analytics Inc.	United States	35,000	5,126,100
				104,802,200
	Road & Rail 0.3%
[a]	Uber Technologies Inc.	United States	485,500	22,517,490
  |  3

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment 5.4%
	Analog Devices Inc.	United States	550,000	$62,078,500
	ASML Holding NV, N.Y. shs	Netherlands	200,000	41,586,000
	Intel Corp.	United States	850,000	40,689,500
	KLA-Tencor Corp.	United States	225,000	26,595,000
	Lam Research Corp.	United States	350,000	65,744,000
	Monolithic Power Systems	United States	350,000	47,523,000
	NVIDIA Corp.	United States	400,000	65,692,000
	Xilinx Inc.	United States	1,000,000	117,920,000
				467,828,000
	Software 24.0%
[a]	Adobe Inc.	United States	500,000	147,325,000
[a]	Altair Engineering Inc.	United States	500,000	20,195,000
[a]	Alteryx Inc.	United States	500,000	54,560,000
[a]	Anaplan Inc.	United States	265,000	13,374,550
[a]	ANSYS Inc.	United States	200,000	40,964,000
[a]	Aspen Technology Inc.	United States	500,000	62,140,000
[a]	Atlassian Corp. PLC	United States	500,000	65,420,000
[a]	Autodesk Inc.	United States	500,000	81,450,000
[a]	Blackline Inc.	United States	400,000	21,404,000
[a]	Cadence Design Systems Inc.	United States	650,000	46,026,500
	Constellation Software Inc.	Canada	50,000	47,117,770
[a]	Coupa Software Inc.	United States	425,000	53,809,250
[a]	Crowdstrike Holdings Inc., A	United States	207,500	14,170,175
[a]	CyberArk Software Ltd.	Israel	130,000	16,619,200
[a]	DocuSign Inc.	United States	545,000	27,091,950
[a]	Elastic NV	United States	250,000	18,665,000
[a]	Guidewire Software Inc.	United States	500,000	50,690,000
[a]	Hubspot Inc.	United States	500,000	85,260,000
	Intuit Inc.	United States	335,000	87,545,550
[a]	Lightspeed POS Inc	Canada	145,000	4,030,884
	Microsoft Corp.	United States	2,500,000	334,900,000
[a]	Pagerduty Inc.	United States	65,400	3,077,070
[a]	Pluralsight Inc., A	United States	350,000	10,612,000
[a]	PTC Inc.	United States	25,000	2,244,000
[a]	Q2 Holdings Inc.	United States	500,000	38,180,000
[a]	RealPage Inc.	United States	95,000	5,590,750
[a]	salesforce.com Inc.	United States	1,000,000	151,730,000
[a]	ServiceNow Inc.	United States	675,000	185,334,750
[a]	Smartsheet Inc. A	United States	225,000	10,890,000
[a]	Splunk Inc.	United States	250,000	31,437,500
[a]	Synopsys Inc.	United States	415,000	53,406,350
[a]	Tyler Technologies Inc.	United States	100,000	21,602,000
	VMware Inc., A	United States	310,000	51,835,100
[a]	Workday Inc., A	United States	600,000	123,348,000
[a]	Zendesk Inc.	United States	650,000	57,869,500
[a]	Zscaler Inc.	United States	300,000	22,992,000
				2,062,907,849
  |  4

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals 0.9%
	Apple Inc.	United States	400,000	$79,168,000
	Textiles, Apparel & Luxury Goods 0.2%
	NIKE Inc., B	United States	200,000	16,790,000
	Total Common Stocks (Cost $4,286,507,549)			8,182,699,151
	Short Term Investments (Cost $400,739,160) 4.7%
	Money Market Funds 4.7%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	400,739,160	400,739,160
	Total Investments (Cost $4,687,246,709) 100.0%			8,583,438,311
	Other Assets, less Liabilities 0.0%†			2,499,939
	Net Assets 100.0%			$8,585,938,250

See Abbreviations on page 40.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Franklin Custodian Funds
Statement of Investments, June 30, 2019 (unaudited)
Franklin Focused Growth Fund
		Country	Shares	Value
	Common Stocks 99.5%
	Aerospace & Defense 4.3%
	The Boeing Co.	United States	300	$109,203
	Raytheon Co.	United States	500	86,940
				196,143
	Capital Markets 1.9%
	CME Group Inc.	United States	400	77,644
	Tradeweb Markets Inc.	United States	200	8,762
				86,406
	Entertainment 2.4%
[a]	Netflix Inc.	United States	300	110,196
	Equity Real Estate Investment Trusts (REITs) 2.3%
	American Tower Corp.	United States	500	102,225
	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	United States	350	92,491
[a]	Grocery Outlet Holding Corp.	United States	500	16,440
				108,931
	Food Products 0.4%
[a]	Beyond Meat Inc.	United States	100	16,068
	Health Care Equipment & Supplies 9.6%
	Abbott Laboratories	United States	1,000	84,100
[a]	Alcon Inc.	Switzerland	800	49,640
	Danaher Corp.	United States	700	100,044
[a]	IDEXX Laboratories Inc.	United States	350	96,365
[a]	Intuitive Surgical Inc.	United States	200	104,910
				435,059
	Industrial Conglomerates 1.2%
	Roper Technologies Inc.	United States	150	54,939
	Interactive Media & Services 7.5%
[a]	Alphabet Inc., A	United States	200	216,560
[a]	Pinterest Inc., A	United States	300	8,166
	Tencent Holdings Ltd.	China	2,500	112,837
				337,563
	Internet & Direct Marketing Retail 12.8%
[a]	Alibaba Group Holding Ltd., ADR	China	500	84,725
[a]	Amazon.com Inc.	United States	220	416,599
[a]	Chewy Inc., A	United States	100	3,500
[a]	MercadoLibre Inc.	Argentina	100	61,177
[a]	The RealReal Inc.	United States	200	5,780
[a]	Revolve Group Inc.	United States	200	6,900
				578,681
	IT Services 12.8%
[a]	Adyen NV	Netherlands	100	77,147
[a]	Fastly Inc.	United States	100	2,028
	Mastercard Inc., A	United States	650	171,944
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)
[a]	PayPal Holdings Inc.	United States	800	$91,568
[a]	Shopify Inc., A	Canada	200	60,100
	Visa Inc., A	United States	1,000	173,550
				576,337
	Life Sciences Tools & Services 2.5%
[a]	Illumina Inc.	United States	300	110,445
	Machinery 1.8%
	Fortive Corp.	United States	1,000	81,520
	Media 1.8%
[a]	Charter Communications Inc., A	United States	200	79,036
	Personal Products 2.0%
	Estee Lauder Cos. Inc., A	United States	500	91,555
	Pharmaceuticals 1.9%
[a]	Elanco Animal Health Inc.	United States	2,500	84,500
	Professional Services 2.3%
	Verisk Analytics Inc.	United States	700	102,522
	Road & Rail 0.2%
[a]	Uber Technologies Inc.	United States	200	9,276
	Semiconductors & Semiconductor Equipment 6.4%
	Analog Devices Inc.	United States	800	90,296
	NVIDIA Corp.	United States	350	57,481
	Xilinx Inc.	United States	1,200	141,504
				289,281
	Software 21.6%
[a]	Adobe Inc.	United States	750	220,987
[a]	Crowdstrike Holdings Inc., A	United States	200	13,658
	Microsoft Corp.	United States	2,750	368,390
[a]	salesforce.com Inc.	United States	1,200	182,076
[a]	ServiceNow Inc.	United States	700	192,199
				977,310
	Textiles, Apparel & Luxury Goods 1.4%
	NIKE Inc., B	United States	750	62,963
	Total Common Stocks (Cost $2,606,740)			4,490,956
  |  7

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund  (continued)
		Country	Shares	Value
	Short Term Investments (Cost $41,992) 0.9%
	Money Market Funds 0.9%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	41,992	$41,992
	Total Investments (Cost $2,648,732) 100.4%			4,532,948
	Other Assets, less Liabilities (0.4)%			(16,665)
	Net Assets 100.0%			$4,516,283

See Abbreviations on page 40.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Custodian Funds
Statement of Investments, June 30, 2019 (unaudited)
Franklin Growth Fund
		Country	Shares	Value
	Common Stocks 97.7%
	Automobiles & Components 0.4%
	BorgWarner Inc.	United States	1,633,318	$68,566,690
	Capital Goods 15.0%
	3M Co.	United States	846,356	146,707,349
	Allegion PLC	United States	692,923	76,602,638
	AMETEK Inc.	United States	692,923	62,945,125
	The Boeing Co.	United States	1,088,879	396,362,845
	BWX Technologies Inc.	United States	1,689,412	88,018,365
	Caterpillar Inc.	United States	544,440	74,201,728
	Deere & Co.	United States	494,945	82,017,336
	Emerson Electric Co.	United States	1,088,879	72,650,007
	Fortive Corp.	United States	519,692	42,365,292
	General Dynamics Corp.	United States	989,889	179,981,618
	Huntington Ingalls Industries Inc.	United States	296,967	66,740,363
	Illinois Tool Works Inc.	United States	989,889	149,285,160
	Ingersoll-Rand PLC	United States	1,088,879	137,928,303
	Lockheed Martin Corp.	United States	494,945	179,932,305
	Northrop Grumman Corp.	United States	1,088,879	351,827,694
	Raytheon Co.	United States	593,934	103,273,244
	Stanley Black & Decker Inc.	United States	745,329	107,782,027
	United Technologies Corp.	United States	1,050,607	136,789,031
				2,455,410,430
	Commercial & Professional Services 3.3%
	Equifax Inc.	United States	544,440	73,630,065
[a]	IHS Markit Ltd.	United States	3,520,639	224,335,117
	Republic Services Inc.	United States	184,700	16,002,408
	Verisk Analytics Inc.	United States	1,484,834	217,468,788
				531,436,378
	Consumer Durables & Apparel 1.0%
	NIKE Inc., B	United States	1,860,992	156,230,278
	Consumer Services 0.7%
	Carnival Corp.	United States	1,187,867	55,295,209
	Graham Holdings Co., B	United States	79,192	54,644,856
				109,940,065
	Diversified Financials 3.5%
	American Express Co.	United States	593,934	73,315,213
[a]	Berkshire Hathaway Inc., A	United States	183	58,258,050
	BlackRock Inc.	United States	222,726	104,525,312
	The Charles Schwab Corp.	United States	2,969,667	119,350,917
	Intercontinental Exchange Inc.	United States	1,385,845	119,099,519
	T. Rowe Price Group Inc.	United States	890,901	97,740,748
				572,289,759
	Energy 0.8%
	Cabot Oil & Gas Corp., A	United States	3,365,622	77,274,681
	Concho Resources Inc.	United States	593,934	61,282,110
				138,556,791
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Food, Beverage & Tobacco 3.4%
	Brown-Forman Corp., B	United States	1,608,570	$89,163,035
	Constellation Brands Inc., A	United States	544,440	107,222,013
	Lamb Weston Holdings Inc.	United States	312,400	19,793,664
	Mondelez International Inc., A	United States	1,484,834	80,032,553
[a]	Monster Beverage Corp.	United States	2,672,700	170,598,441
	PepsiCo Inc.	United States	643,429	84,372,845
				551,182,551
	Health Care Equipment & Services 7.8%
	Abbott Laboratories	United States	1,336,351	112,387,119
[a]	ABIOMED Inc.	United States	197,979	51,571,550
	Baxter International Inc.	United States	395,957	32,428,878
	Becton, Dickinson and Co.	United States	76,915	19,383,349
[a]	Centene Corp.	United States	533,856	27,995,409
	Danaher Corp.	United States	1,039,384	148,548,761
[a]	Edwards Lifesciences Corp.	United States	395,957	73,149,096
[a]	Haemonetics Corp.	United States	989,889	119,123,242
[a]	Intuitive Surgical Inc.	United States	445,451	233,661,322
[a]	Laboratory Corp. of America Holdings	United States	494,945	85,575,990
	Quest Diagnostics Inc.	United States	890,901	90,702,631
	Stryker Corp.	United States	395,957	81,400,840
	Teleflex Inc.	United States	494,945	163,901,037
[a]	Varian Medical Systems Inc.	United States	296,967	40,426,118
				1,280,255,342
	Insurance 0.4%
	Aflac Inc.	United States	1,187,867	65,106,990
	Materials 5.1%
	Air Products and Chemicals Inc.	United States	494,945	112,040,700
	Albemarle Corp.	United States	544,440	38,334,020
[a]	Axalta Coating Systems Ltd.	United States	3,365,622	100,194,567
	Celanese Corp.	United States	1,237,362	133,387,624
	Ecolab Inc.	United States	910,699	179,808,410
	International Flavors & Fragrances Inc.	United States	400,000	58,036,000
	Linde PLC	United Kingdom	569,187	114,292,750
	Martin Marietta Materials Inc.	United States	395,957	91,113,665
				827,207,736
	Media & Entertainment 6.0%
[a]	Alphabet Inc., A	United States	163,333	176,856,972
[a]	Alphabet Inc., C	United States	156,831	169,520,196
	Cable One Inc.	United States	79,192	92,733,040
	Comcast Corp., A	United States	795,018	33,613,361
[a]	Electronic Arts Inc.	United States	593,934	60,141,757
[a]	Facebook Inc., A	United States	750,000	144,750,000
[a]	IAC/InterActiveCorp	United States	296,967	64,599,232
	The Walt Disney Co.	United States	1,706,856	238,345,372
				980,559,930
  |  10

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences 12.4%
	AbbVie Inc.	United States	455,350	$33,113,052
	Agilent Technologies Inc.	United States	1,286,856	96,089,537
	Amgen Inc.	United States	989,889	182,416,745
	AstraZeneca PLC, ADR	United Kingdom	1,979,778	81,725,236
[a]	Biogen Inc.	United States	494,945	115,752,787
[a]	Catalent Inc.	United States	3,365,622	182,450,369
[a]	Elanco Animal Health Inc.	United States	1,487,105	50,264,149
	Eli Lilly & Co.	United States	1,240,175	137,398,988
	Gilead Sciences Inc.	United States	643,429	43,470,063
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	86,900	14,980,691
[a]	Illumina Inc.	United States	519,692	191,324,610
	Johnson & Johnson	United States	1,187,967	165,460,044
	Merck & Co. Inc.	United States	989,889	83,002,193
[a]	Mettler-Toledo International Inc.	United States	420,704	353,391,360
[a]	Neurocrine Biosciences Inc.	United States	494,945	41,788,206
	Pfizer Inc.	United States	2,733,084	118,397,199
[a]	Waters Corp.	United States	618,682	133,165,114
				2,024,190,343
	Real Estate 1.6%
	American Tower Corp.	United States	800,000	163,560,000
	Equinix Inc.	United States	198,755	100,230,159
				263,790,159
	Retailing 4.8%
[a]	Alibaba Group Holding Ltd., ADR	China	475,544	80,580,931
[a]	Amazon.com Inc.	United States	346,462	656,070,837
	Expedia Group Inc.	United States	346,462	46,089,840
				782,741,608
	Semiconductors & Semiconductor Equipment 3.1%
	ASML Holding NV, N.Y. shs	Netherlands	643,429	133,788,192
	Intel Corp.	United States	1,088,879	52,124,638
	Lam Research Corp.	United States	29,697	5,578,285
	Monolithic Power Systems	United States	445,451	60,483,337
	NVIDIA Corp.	United States	500,000	82,115,000
	Texas Instruments Inc.	United States	1,385,845	159,039,572
	Versum Materials Inc.	United States	247,473	12,764,657
				505,893,681
	Software & Services 13.3%
[a]	Adobe Inc.	United States	150,000	44,197,500
[a]	Adyen NV	Netherlands	59,592	45,973,227
[a]	Autodesk Inc.	United States	791,912	129,002,465
	Automatic Data Processing Inc.	United States	692,923	114,560,960
	Intuit Inc.	United States	989,889	258,687,692
	Mastercard Inc., A	United States	1,385,845	366,597,578
	Microsoft Corp.	United States	3,365,622	450,858,723
[a]	PTC Inc.	United States	750,000	67,320,000
[a]	salesforce.com Inc.	United States	544,440	82,607,881
  |  11

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Software & Services (continued)
[a]	ServiceNow Inc.	United States	989,889	$271,793,823
[a]	Twilio Inc., A	United States	397,509	54,200,352
[a]	Tyler Technologies Inc.	United States	173,232	37,421,577
	Visa Inc., A	United States	1,385,845	240,513,400
				2,163,735,178
	Technology Hardware & Equipment 8.2%
	Amphenol Corp., A	United States	894,395	85,808,256
	Apple Inc.	United States	3,250,000	643,240,000
	Cisco Systems Inc.	United States	2,915,223	159,550,155
	Cognex Corp.	United States	841,406	40,370,660
[a]	Keysight Technologies Inc.	United States	643,429	57,786,358
	TE Connectivity Ltd.	United States	1,850,000	177,193,000
[a]	Trimble Inc.	United States	2,672,700	120,565,497
[a]	ViaSat Inc.	United States	692,923	56,002,037
				1,340,515,963
	Transportation 5.8%
	Alaska Air Group Inc.	United States	3,167,645	202,444,192
	Canadian National Railway Co.	Canada	989,889	91,544,935
	Canadian Pacific Railway Ltd.	Canada	494,945	116,430,862
	J.B. Hunt Transport Services Inc.	United States	494,945	45,242,922
	Kansas City Southern	United States	742,417	90,441,239
[a]	Lyft Inc., A	United States	301,800	19,831,278
[a]	Ryanair Holdings PLC, ADR	Ireland	230,863	14,807,553
[a]	Uber Technologies Inc.	United States	705,700	32,730,366
	Union Pacific Corp.	United States	2,009,475	339,822,317
				953,295,664
	Utilities 1.1%
	American Water Works Co. Inc.	United States	692,923	80,379,068
	NextEra Energy Inc.	United States	494,945	101,394,433
				181,773,501
	Total Common Stocks (Cost $5,326,151,475)			15,952,679,037
	Management Investment Companies (Cost $10,045,554) 0.7%
	Diversified Financials 0.7%
[a]	Altaba Inc.	United States	1,682,811	116,736,599
	Total Investments before Short Term Investments (Cost $5,336,197,029)			16,069,415,636
  |  12

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund  (continued)
		Country	Shares	Value
	Short Term Investments (Cost $194,442,084) 1.2%
	Money Market Funds 1.2%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	194,442,084	$194,442,084
	Total Investments (Cost $5,530,639,113) 99.6%			16,263,857,720
	Other Assets, less Liabilities 0.4%			68,080,815
	Net Assets 100.0%			$16,331,938,535

See Abbreviations on page 40.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  13

Franklin Custodian Funds
Statement of Investments, June 30, 2019 (unaudited)
Franklin Income Fund
		Country	Shares	Value
	Common Stocks 31.1%
	Communication Services 1.9%
[a]	AT&T Inc.	United States	10,000,000	$335,100,000
	BCE Inc.	Canada	5,000,000	227,447,986
[a]	Verizon Communications Inc.	United States	14,000,000	799,820,000
	Vodafone Group PLC	United Kingdom	39,656,383	65,127,650
				1,427,495,636
	Consumer Discretionary 2.1%
	Daimler AG	Germany	6,000,000	333,722,326
[a]	Ford Motor Co.	United States	47,110,511	481,940,527
	General Motors Co.	United States	8,200,000	315,946,000
[a]	Target Corp.	United States	5,000,000	433,050,000
				1,564,658,853
	Consumer Staples 1.7%
[a]	Anheuser-Busch InBev SA/NV, ADR	Belgium	3,200,000	283,232,000
[a]	The Coca-Cola Co.	United States	2,500,000	127,300,000
[a]	PepsiCo Inc.	United States	3,500,000	458,955,000
	Philip Morris International Inc.	United States	2,501,700	196,458,501
[a]	The Procter & Gamble Co.	United States	2,000,000	219,300,000
				1,285,245,501
	Energy 4.9%
	Baker Hughes a GE Co., A	United States	15,000,000	369,450,000
	Chevron Corp.	United States	5,000,000	622,200,000
	Exxon Mobil Corp.	United States	6,500,000	498,095,000
	Halliburton Co.	United States	9,347,018	212,551,189
	Occidental Petroleum Corp.	United States	10,000,000	502,800,000
	Royal Dutch Shell PLC, A, ADR	United Kingdom	12,500,000	813,375,000
	Schlumberger Ltd.	United States	5,000,000	198,700,000
[b]	Talos Energy Inc.	United States	496,300	11,936,015
	TC Energy Corp.	Canada	4,500,000	222,840,000
	The Williams Cos. Inc.	United States	8,000,000	224,320,000
				3,676,267,204
	Financials 4.8%
	AXA SA	France	15,000,000	393,918,535
	Bank of America Corp.	United States	10,740,000	311,460,000
	Barclays PLC	United Kingdom	200,000,000	380,477,008
	BB&T Corp.	United States	3,500,000	171,955,000
	JPMorgan Chase & Co.	United States	6,108,000	682,874,400
	MetLife Inc.	United States	5,145,000	255,552,150
	Morgan Stanley	United States	5,000,000	219,050,000
	Wells Fargo & Co.	United States	25,000,000	1,183,000,000
				3,598,287,093
	Health Care 5.2%
	AbbVie Inc.	United States	2,500,000	181,800,000
	AstraZeneca PLC	United Kingdom	7,500,000	613,195,339
	Bayer AG	Germany	2,000,000	138,559,281
	Bristol-Myers Squibb Co.	United States	12,000,000	544,200,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  14

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	CVS Health Corp.	United States	10,000,000	$544,900,000
	Johnson & Johnson	United States	4,000,000	557,120,000
	Merck & Co. Inc.	United States	8,000,000	670,800,000
[a]	Pfizer Inc.	United States	15,000,000	649,800,000
				3,900,374,620
	Industrials 1.2%
	3M Co.	United States	3,930,000	681,226,200
	General Electric Co.	United States	22,853,833	239,965,247
				921,191,447
	Information Technology 1.5%
	Intel Corp.	United States	10,378,185	496,803,716
	International Business Machines Corp.	United States	1,429,689	197,154,113
[a]	Texas Instruments Inc.	United States	3,764,000	431,956,640
				1,125,914,469
	Materials 2.1%
	BASF SE	Germany	11,000,000	799,341,991
	BHP Group PLC	United Kingdom	5,000,000	127,947,459
	Dow Inc.	United States	3,666,666	180,803,300
	International Paper Co.	United States	3,126,362	135,434,002
[a]	Rio Tinto PLC, ADR	Australia	5,800,000	361,572,000
				1,605,098,752
	Real Estate 0.5%
	Host Hotels & Resorts Inc.	United States	20,000,000	364,400,000
	Utilities 5.2%
	Dominion Energy Inc.	United States	15,000,000	1,159,800,000
	Duke Energy Corp.	United States	7,500,000	661,800,000
	Sempra Energy	United States	4,000,000	549,760,000
	The Southern Co.	United States	23,000,000	1,271,440,000
	Xcel Energy Inc.	United States	4,500,000	267,705,000
				3,910,505,000
	Total Common Stocks (Cost $20,371,918,680)			23,379,438,575
	Equity-Linked Securities 13.5%
	Communication Services 1.1%
[c]	Goldman Sachs International into Alphabet Inc., 7.00%, A, 144A	United States	285,000	314,265,495
[c]	Goldman Sachs International into Comcast Corp., 7.00%, A, 144A	United States	5,970,000	237,826,257
[c]	Morgan Stanley BV into Comcast Corp., 7.00%, A, 144A	United States	6,475,000	263,072,801
[c]	Royal Bank of Canada into Alphabet Inc., 6.00%, A, 144A	Belgium	24,100	26,472,580
				841,637,133
	Consumer Discretionary 2.1%
[c]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 9.00%, 144A	United States	277,000	518,002,911
[c]	JP Morgan Chase Financial Co. LLC into Amazon.com Inc., 9.00%, 144A	United States	171,000	309,142,112
[c]	Merrill Lynch International & Co. CV into Target Corp., 8.00%, 144A	United States	3,075,000	260,445,215
  |  15

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Shares	Value
	Equity-Linked Securities (continued)
	Consumer Discretionary (continued)
[c]	Wells Fargo Bank NA into General Motors Co., 9.00%, 144A	United States	13,580,000	$515,908,247
				1,603,498,485
	Energy 0.6%
[c]	JP Morgan Chase Financial Co. LLC into Schlumberger Ltd., 7.50%, 144A	United States	4,170,000	168,102,354
[c]	Wells Fargo Bank National Assn. into Anadarko Petroleum Corp., 9.00%, 144A	United States	5,685,000	304,269,835
				472,372,189
	Financials 2.1%
[c]	Barclays Bank PLC into Wells Fargo & Co., 6.50%, 144A	United States	4,355,000	207,693,621
[c]	Barclays Bank PLC into MetLife Inc., 7.00%, 144A	United States	5,339,000	263,319,725
[c]	Citigroup Global Markets Holdings Inc. into MetLife Inc., 7.50%, 144A	United States	5,575,000	264,718,662
[c]	Credit Suisse AG into Bank of America Corp., 7.00%, 144A	United States	10,400,000	307,254,262
[c]	Societe Generale SA into JPMorgan Chase & Co., 7.00%, 144A	United States	2,175,000	246,509,613
[c]	Wells Fargo Bank NA into CVS Health Corp., 9.50%, 144A	United States	4,600,000	257,674,925
				1,547,170,808
	Health Care 0.4%
[c]	Barclays Bank PLC into Mylan NV, 7.50%, 144A	United States	2,421,000	47,775,910
[c]	Credit Suisse AG London into Bristol-Myers Squibb Co., 8.50%, 144A	United States	5,405,000	247,994,653
				295,770,563
	Industrials 0.8%
[c,d]	Credit Suisse AG/London into Cummins Inc., 8.00%, 144A	United States	1,700,000	287,955,362
[c]	Merrill Lynch International & Co. CV into Deere & Co., 9.00%, 144A	United States	2,100,000	332,179,044
				620,134,406
	Information Technology 5.4%
[c]	Barclays Bank PLC into Analog Devices Inc., 7.00%, 144A	United States	2,635,000	276,495,056
[c]	Goldman Sachs International into Microsoft Corp., 6.50%, 144A	United States	4,750,000	574,185,173
[c]	Goldman Sachs International into Texas Instruments Inc., 7.00%, 144A	United States	2,312,000	264,668,514
[c]	JP Morgan Chase Financial Co. LLC into Broadcom Inc., 10.00%, 144A	United States	1,120,000	303,325,155
[c,d]	JPMorgan Chase Bank NA into Texas Instruments Inc., 9.00%, 144A	United States	2,236,000	254,952,827
[c]	Merrill Lynch International & Co. CV into Apple Inc., 7.50%, 144A	United States	1,475,000	290,675,104
[c]	Merrill Lynch International & Co. CV into Apple Inc., 8.50%, 144A	United States	1,725,000	329,950,938
[c]	Merrill Lynch International & Co. CV into Applied Materials Inc., 8.50%, 144A	United States	6,750,000	278,078,184
[c]	Morgan Stanley BV into Lam Research Corp., 9.00%, 144A	United States	1,530,000	265,480,393
[c]	Morgan Stanley BV into Microchip Technology Inc., 9.00%, 144A	United States	3,325,000	266,024,445
[c]	Morgan Stanley BV into Microsoft Corp., 7.00%, 144A	United States	3,521,000	388,961,969
[c]	Royal Bank of Canada into Analog Devices Inc., 8.00%, 144A	United States	2,230,000	223,752,625
[c]	UBS AG London into Microsoft Corp., 6.50%, 144A	United States	550,000	65,706,039
[c]	Wells Fargo Bank National Assn. into Intel Corp., 8.00%, 144A	United States	5,200,000	252,338,538
				4,034,594,960
  |  16

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Shares	Value
	Equity-Linked Securities (continued)
	Materials 1.0%
[c]	Credit Suisse AG into Rio Tinto PLC, 10.00%, 144A	Australia	5,180,000	$319,387,777
[c]	Merrill Lynch International & Co. CV into DowDuPont Inc., 7.00%, 144A	United States	3,560,000	184,822,744
[c]	UBS AG London into Newmont Goldcorp Corp., 8.00%, cvt. pfd., 144A	United States	7,266,000	271,119,055
				775,329,576
	Total Equity-Linked Securities (Cost $9,843,421,274)			10,190,508,120
	Convertible Preferred Stocks 1.3%
	Energy 0.1%
	Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	40,000	17,680,000
	Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	112,980	55,164,395
				72,844,395
	Financials 1.0%
	Bank of America Corp., 7.25%, cvt. pfd., L	United States	435,218	597,119,096
[b]	FNMA, 5.375%, cvt. pfd.	United States	4,250	172,125,000
				769,244,096
	Industrials 0.0%†
	Fortive Corp., 5.00%, cvt. pfd., A	United States	31,266	32,044,836
	Utilities 0.2%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	400,000	44,596,000
	Sempra Energy, 6.75%, cvt. pfd., B	United States	739,000	82,043,780
				126,639,780
	Total Convertible Preferred Stocks (Cost $927,790,057)			1,000,773,107
	Preferred Stocks 0.3%
	Financials 0.3%
[b]	FHLMC, 8.375%, pfd., Z	United States	7,632,009	94,636,912
[b]	FNMA, 8.25%, pfd., S	United States	5,500,000	68,530,000
	JPMorgan Chase & Co., 6.00%, pfd., EE	United States	3,000,000	81,450,000
	Total Preferred Stocks (Cost $391,153,851)			244,616,912
			Units
	Index-Linked Notes (Cost $100,105,450) 0.1%
	Financials 0.1%
[c,e]	Morgan Stanley Finance LLC, senior note, 144A, 6.98%, 10/03/19	United States	755,000	100,913,300
			Principal Amount*
	Convertible Bonds 0.7%
	Energy 0.5%
	Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	122,500,000	98,083,116
[f]	Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	505,000,000	261,337,500
				359,420,616
  |  17

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care 0.2%
[c]	Bayer Capital Corp. BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	150,000,000	EUR	$131,072,134
	Total Convertible Bonds (Cost $725,698,937)				490,492,750
	Corporate Bonds 37.8%
	Communication Services 5.1%
	AMC Entertainment Holdings Inc.,
	senior sub. bond, 5.75%, 6/15/25	United States	37,325,000		34,714,116
	senior sub. note, 5.875%, 11/15/26	United States	46,300,000		41,670,000
	AT&T Inc.,
	senior bond, 4.125%, 2/17/26	United States	100,000,000		106,419,323
	senior note, 3.00%, 6/30/22	United States	100,000,000		101,747,739
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.125%, 2/15/23	United States	105,000,000		106,921,500
	senior bond, 5.75%, 9/01/23	United States	67,000,000		68,653,560
	senior bond, 5.75%, 1/15/24	United States	105,000,000		107,611,875
	[c] senior bond, 144A, 5.50%, 5/01/26	United States	60,000,000		62,943,000
	[c] senior bond, 144A, 5.125%, 5/01/27	United States	60,000,000		62,271,600
	Comcast Corp., senior note, 3.95%, 10/15/25	United States	50,000,000		53,955,014
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	391,500,000		398,840,625
	senior bond, 5.00%, 3/15/23	United States	300,000,000		291,000,000
	senior note, 5.875%, 11/15/24	United States	128,200,000		121,790,000
	Netflix Inc.,
	senior bond, 4.375%, 11/15/26	United States	105,000,000		107,656,500
	senior bond, 4.875%, 4/15/28	United States	84,300,000		87,355,875
	senior bond, 5.875%, 11/15/28	United States	60,000,000		66,577,200
	[c] senior bond, 144A, 6.375%, 5/15/29	United States	50,000,000		56,952,500
[c]	Sirius XM Radio Inc.,
	senior bond, 144A, 6.00%, 7/15/24	United States	24,500,000		25,271,750
	senior note, 144A, 4.625%, 5/15/23	United States	88,400,000		89,726,000
	Sprint Communications Inc.,
	senior bond, 11.50%, 11/15/21	United States	200,000,000		232,000,000
	senior note, 7.00%, 8/15/20	United States	102,500,000		106,471,875
	senior note, 6.00%, 11/15/22	United States	367,700,000		384,246,500
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	187,350,000		204,211,500
	senior bond, 7.125%, 6/15/24	United States	190,650,000		202,622,820
	senior note, 7.625%, 3/01/26	United States	96,300,000		102,896,550
[c]	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	220,000,000		227,150,000
[c]	Univision Communications Inc.,
	senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	175,000,000		171,937,500
	senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	160,020,000		152,819,100
  |  18

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Communication Services (continued)
	Verizon Communications Inc.,
	senior bond, 3.50%, 11/01/24	United States	50,000,000	$52,572,386
	senior bond, 2.625%, 8/15/26	United States	25,000,000	24,849,040
				3,853,855,448
	Consumer Discretionary 2.4%
[c]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	162,959,000	161,329,410
	Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	50,000,000	50,780,750
[c]	Allison Transmission Inc., senior bond, 144A, 5.875%, 6/01/29	United States	45,000,000	47,475,000
	Ford Motor Co.,
	senior bond, 4.75%, 1/15/43	United States	67,500,000	58,864,475
	senior note, 4.346%, 12/08/26	United States	140,000,000	141,239,118
	Ford Motor Credit Co. LLC,
	senior note, 3.336%, 3/18/21	United States	48,000,000	48,220,637
	senior note, 4.134%, 8/04/25	United States	145,000,000	145,311,287
	senior note, 4.389%, 1/08/26	United States	16,365,000	16,458,589
	senior note, 5.113%, 5/03/29	United States	115,000,000	117,653,661
	General Motors Co., senior bond, 5.15%, 4/01/38	United States	165,000,000	163,192,032
	General Motors Financial Co. Inc., senior note, 4.15%, 6/19/23	United States	75,000,000	77,302,185
[c]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	60,000,000	61,950,000
[c]	Hanesbrands Inc.,
	senior bond, 144A, 4.875%, 5/15/26	United States	54,000,000	56,289,060
	senior note, 144A, 4.625%, 5/15/24	United States	38,000,000	39,641,600
	MGM Resorts International, senior note, 5.50%, 4/15/27	United States	75,000,000	78,843,750
[c]	Shea Homes LP/Shea Homes Funding Corp.,
	senior bond, 144A, 6.125%, 4/01/25	United States	105,500,000	107,028,695
	senior note, 144A, 5.875%, 4/01/23	United States	100,975,000	103,499,375
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	84,105,000
	senior bond, 144A, 5.50%, 3/01/25	United States	147,500,000	152,706,750
	senior bond, 144A, 5.25%, 5/15/27	United States	99,827,000	100,326,135
				1,812,217,509
	Consumer Staples 0.9%
	Anheuser-Busch Cos LLC/InBev Worldwide Inc., senior bond, 4.90%, 2/01/46	Belgium	25,000,000	27,829,113
	Anheuser-Busch InBev Worldwide Inc., senior bond, 4.00%, 4/13/28	Belgium	25,000,000	26,944,712
	BAT Capital Corp.,
	senior note, 3.222%, 8/15/24	United Kingdom	88,500,000	89,280,528
	senior note, 3.557%, 8/15/27	United Kingdom	170,000,000	169,321,833
	Kraft Heinz Foods Co.,
	senior bond, 3.95%, 7/15/25	United States	60,000,000	62,464,474
	senior bond, 4.625%, 1/30/29	United States	40,000,000	43,055,081
[c]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	87,000,000	88,522,500
	senior bond, 144A, 5.625%, 1/15/28	United States	65,000,000	67,031,250
  |  19

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Staples (continued)
	Walmart Inc.,
	senior note, 3.40%, 6/26/23	United States	50,000,000	$52,537,348
	senior note, 3.55%, 6/26/25	United States	50,000,000	53,436,676
				680,423,515
	Energy 6.3%
[c]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A, 10.00%, 4/01/22	United States	61,560,000	65,478,294
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	senior note, 6.50%, 4/15/21	United States	446,754,000	445,637,115
	senior note, 7.625%, 1/15/22	United States	161,165,000	156,732,962
	senior note, 7.75%, 4/15/23	United States	127,085,000	122,001,600
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	25,000,000	25,978,758
	Chesapeake Energy Corp.,
	senior bond, 8.00%, 6/15/27	United States	269,500,000	236,992,910
	senior note, 4.875%, 4/15/22	United States	107,710,000	102,324,500
	senior note, 5.75%, 3/15/23	United States	124,251,000	117,106,567
	senior note, 7.00%, 10/01/24	United States	271,143,000	244,367,629
	senior note, 8.00%, 1/15/25	United States	545,000,000	505,487,500
	senior note, 7.50%, 10/01/26	United States	129,200,000	115,634,000
	[c] senior note, 144A, 8.00%, 3/15/26	United States	615,795,000	561,912,937
	Chevron Corp., senior note, 2.895%, 3/03/24	United States	30,000,000	30,996,364
[c]	CNX Resources Corp., senior note, 144A, 7.25%, 3/14/27	United States	85,000,000	73,100,000
	Energy Transfer Operating LP, senior note, 5.50%, 6/01/27	United States	34,000,000	38,050,730
	Ensco Rowan PLC,
	senior bond, 5.75%, 10/01/44	United States	50,000,000	29,000,000
	senior note, 7.75%, 2/01/26	United States	50,000,000	37,270,835
	HighPoint Operating Corp.,
	senior bond, 7.00%, 10/15/22	United States	205,783,000	199,609,510
	senior note, 8.75%, 6/15/25	United States	163,955,000	158,216,575
	Kinder Morgan Inc.,
	senior bond, 7.75%, 1/15/32	United States	118,000,000	161,675,393
	[c] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	86,200,000	95,473,499
	Matador Resources Co., senior note, 5.875%, 9/15/26	United States	89,000,000	90,335,000
	Sunoco LP/Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	74,775,000	78,046,406
	Talos Production LLC/Talos Production Finance Inc., second lien, 11.00%, 4/03/22	United States	46,530,000	49,147,313
[c]	Transocean Inc., senior note, 144A, 7.25%, 11/01/25	United States	50,000,000	47,562,500
[f]	Weatherford International LLC, senior note, 9.875%, 3/01/25	United States	93,000,000	48,592,500
[f]	Weatherford International Ltd.,
	senior bond, 4.50%, 4/15/22	United States	317,600,000	164,358,000
	senior note, 5.125%, 9/15/20	United States	131,343,000	67,970,003
	senior note, 7.75%, 6/15/21	United States	605,829,000	322,603,942
	senior note, 8.25%, 6/15/23	United States	286,600,000	151,181,500
	senior note, 9.875%, 2/18/24	United States	240,200,000	126,705,500
  |  20

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	The Williams Cos. Inc.,
	senior bond, 5.10%, 9/15/45	United States	18,000,000	$19,451,267
	senior note, 4.55%, 6/24/24	United States	46,858,000	50,493,587
				4,739,495,196
	Financials 5.6%
[c]	Ashtead Capital Inc., secured bond, second lien, 144A, 4.375%, 8/15/27	United Kingdom	42,500,000	42,661,713
	Bank of America Corp.,
	[g] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	86,457,200
	[g] junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	75,000,000	75,803,625
	[g] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	92,543,750
	senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	135,000,000	139,136,577
	senior note, 3.004% to 12/20/22, FRN thereafter, 12/20/23	United States	100,000,000	101,850,454
	Barclays PLC,
	senior note, 3.65%, 3/16/25	United Kingdom	50,000,000	50,389,750
	senior note, 4.375%, 1/12/26	United Kingdom	125,000,000	129,943,125
	senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	50,000,000	51,793,000
	senior note, 3.932% to 5/07/24, FRN thereafter, 5/07/25	United Kingdom	50,000,000	50,953,500
	Capital One Financial Corp.,
	senior sub. note, 4.20%, 10/29/25	United States	123,000,000	129,243,176
	sub. note, 3.75%, 7/28/26	United States	110,200,000	112,197,386
	Citigroup Inc.,
	[g] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	180,587,345
	[g] junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	47,000,000	48,746,237
	[g] junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	230,000,000	235,175,000
	[g] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	247,500,000	257,267,588
	[g] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	177,000,000	178,609,815
	[g] junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	123,424,200
	sub. bond, 4.125%, 7/25/28	United States	165,000,000	174,471,059
	sub. note, 3.50%, 5/15/23	United States	45,000,000	46,446,872
[g]	Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter, Perpetual	United States	54,000,000	53,542,080
	The Goldman Sachs Group Inc.,
	senior note, 3.50%, 11/16/26	United States	65,000,000	66,645,893
	senior note, 2.876% to 10/31/21, FRN thereafter, 10/31/22	United States	125,000,000	126,027,096
	senior note, 3.272% to 9/29/24, FRN thereafter, 9/29/25	United States	100,000,000	102,360,403
	HSBC Holdings PLC,
	senior note, 3.40%, 3/08/21	United Kingdom	25,000,000	25,392,500
	senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	125,000,000	132,963,125
[g]	JPMorgan Chase & Co.,
	junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	64,200,000
	junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	110,594,500
	[h] junior sub. bond, FRN, 6.053%, (3-month USD LIBOR + 3.47%), Perpetual	United States	419,616,000	419,334,857
	junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	101,446,500
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	110,456,325
	junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	199,610,000
	junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	86,242,800
  |  21

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Financials (continued)
[g]	Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	58,000,000	$58,651,340
	Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	100,000,000	107,598,000
[g]	Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	125,000,000	130,870,625
				4,203,637,416
	Health Care 13.0%
	AbbVie Inc.,
	senior bond, 3.20%, 5/14/26	United States	35,000,000	35,471,573
	senior note, 2.90%, 11/06/22	United States	35,000,000	35,244,210
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000,000	103,747,950
	AstraZeneca PLC,
	senior note, 2.375%, 11/16/20	United Kingdom	25,000,000	25,023,625
	senior note, 2.375%, 6/12/22	United Kingdom	31,500,000	31,691,678
[c]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	200,000,000	224,260,000
[c]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	122,400,000	125,154,000
	senior bond, 144A, 7.25%, 5/30/29	United States	50,000,000	52,125,000
	senior note, 144A, 5.50%, 3/01/23	United States	70,526,000	71,354,681
	senior note, 144A, 5.875%, 5/15/23	United States	407,700,000	413,966,349
	senior note, 144A, 9.00%, 12/15/25	United States	105,000,000	117,710,250
	senior note, 144A, 8.50%, 1/31/27	United States	50,000,000	55,101,000
	senior note, 144A, 7.00%, 1/15/28	United States	40,000,000	41,550,000
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	77,300,000	82,332,230
	senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	50,500,000	52,393,750
	senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	91,000,000	95,208,750
[c]	Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	75,000,000	79,372,235
[c]	Bristol-Myers Squibb Co.,
	senior bond, 144A, 3.40%, 7/26/29	United States	60,000,000	62,807,609
	senior bond, 144A, 4.25%, 10/26/49	United States	40,000,000	44,092,867
	CHS/Community Health Systems Inc.,
	senior note, 7.125%, 7/15/20	United States	39,230,000	37,562,725
	senior note, 6.875%, 2/01/22	United States	1,815,000,000	1,234,200,000
	[c] senior note, 144A, 8.125%, 6/30/24	United States	716,006,000	538,794,515
	[c] senior note, 144A, 11.00% to 6/22/19, 9.875% thereafter, 6/30/23	United States	1,430,000,000	1,170,283,400
	[c] senior secured note, 144A, 8.00%, 3/15/26	United States	50,000,000	48,176,500
	senior secured note, first lien, 6.25%, 3/31/23	United States	330,000,000	318,862,500
[c]	Cigna Corp.,
	senior secured note, 144A, 3.75%, 7/15/23	United States	60,000,000	62,476,916
	senior secured note, 144A, 4.125%, 11/15/25	United States	60,000,000	63,771,680
	CVS Health Corp.,
	senior bond, 4.30%, 3/25/28	United States	125,000,000	131,853,696
	senior bond, 5.05%, 3/25/48	United States	75,000,000	79,890,118
	senior note, 4.10%, 3/25/25	United States	75,000,000	79,112,553
  |  22

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care (continued)
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	180,700,000	$181,205,960
	senior bond, 5.00%, 5/01/25	United States	129,500,000	128,334,500
[c]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	101,600,000	68,580,000
	senior note, 144A, 6.00%, 7/15/23	United States	180,525,000	130,880,625
	HCA Inc.,
	senior bond, 5.875%, 5/01/23	United States	110,000,000	119,886,800
	senior bond, 5.625%, 9/01/28	United States	127,500,000	138,337,500
	senior note, 7.50%, 2/15/22	United States	70,000,000	77,350,000
	senior secured note, first lien, 5.00%, 3/15/24	United States	124,800,000	136,043,458
	Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	50,196,000	51,733,253
	Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	50,000,000	35,500,000
[c]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
	senior note, 144A, 4.875%, 4/15/20	United States	272,752,000	264,228,500
	senior note, 144A, 5.75%, 8/01/22	United States	307,500,000	262,912,500
	senior note, 144A, 5.625%, 10/15/23	United States	285,350,000	216,509,312
	senior note, 144A, 5.50%, 4/15/25	United States	137,500,000	92,812,500
	Mylan NV, senior note, 3.95%, 6/15/26	United States	156,000,000	150,680,400
[c]	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	97,000,000	95,545,000
	Tenet Healthcare Corp.,
	secured note, second lien, 5.125%, 5/01/25	United States	133,300,000	134,299,750
	senior note, 8.125%, 4/01/22	United States	893,311,000	941,326,466
	senior note, 6.75%, 6/15/23	United States	565,000,000	569,237,500
	senior note, 7.00%, 8/01/25	United States	155,000,000	155,283,650
	senior note, 6.875%, 11/15/31	United States	48,840,000	43,345,500
	[c] senior note, second lien, 144A, 6.25%, 2/01/27	United States	50,000,000	51,562,500
	senior secured note, first lien, 4.375%, 10/01/21	United States	130,000,000	132,600,000
	senior secured note, first lien, 4.625%, 7/15/24	United States	95,200,000	97,461,000
				9,789,249,034
	Industrials 0.6%
	Fluor Corp., senior bond, 4.25%, 9/15/28	United States	26,500,000	27,417,496
[c]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	46,300,000	48,557,125
	United Rentals North America Inc.,
	senior bond, 4.875%, 1/15/28	United States	116,000,000	118,610,000
	senior note, 6.50%, 12/15/26	United States	40,000,000	43,400,000
	United Technologies Corp.,
	senior bond, 4.50%, 6/01/42	United States	50,000,000	56,550,954
	senior note, 3.95%, 8/16/25	United States	25,000,000	26,969,391
	senior note, 3.125%, 5/04/27	United States	40,000,000	41,112,742
[c]	XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	88,789,000	90,786,753
				453,404,461
  |  23

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Information Technology 0.5%
[c]	CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	80,000,000	$76,100,000
[c]	Dell International LLC/EMC Corp.,
	senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	69,750,000	75,224,523
	senior secured note, first lien, 144A, 4.90%, 10/01/26	United States	75,000,000	78,267,067
	Microchip Technology Inc., 4.333%, 6/01/23	United States	79,000,000	82,313,183
	NCR Corp.,
	senior note, 5.00%, 7/15/22	United States	40,000,000	40,500,000
	senior note, 6.375%, 12/15/23	United States	35,000,000	36,181,250
				388,586,023
	Materials 1.4%
	Ball Corp., senior bond, 4.00%, 11/15/23	United States	60,000,000	62,175,000
[c]	BWAY Holding Co.,
	secured note, 144A, 5.50%, 4/15/24	United States	75,000,000	75,328,125
	senior note, 144A, 7.25%, 4/15/25	United States	189,500,000	183,341,250
[c]	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	88,400,000	91,212,446
[c]	Cemex SAB de CV,
	senior secured bond, 144A, 7.75%, 4/16/26	Mexico	55,100,000	60,725,159
	senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	70,000,000	72,710,050
	Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	75,000,000	78,281,250
	DuPont de Nemours Inc.senior note, 4.493%, 11/15/25	United States	50,000,000	55,337,776
[c]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	40,200,000	41,607,000
	senior note, 144A, 5.125%, 3/15/23	Australia	25,000,000	25,906,250
	senior note, 144A, 5.125%, 5/15/24	Australia	60,540,000	63,018,508
	Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	50,000,000	50,125,000
	International Paper Co.,
	senior bond, 3.00%, 2/15/27	United States	50,000,000	49,556,275
	senior bond, 4.40%, 8/15/47	United States	40,000,000	39,030,515
	LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	50,000,000	50,875,164
[c]	Syngenta Finance NV,
	senior note, 144A, 4.441%, 4/24/23	Switzerland	25,000,000	25,927,750
	senior note, 144A, 5.182%, 4/24/28	Switzerland	50,000,000	51,975,075
				1,077,132,593
	Real Estate 0.6%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	50,000,000	50,886,604
	Equinix Inc., senior bond, 5.375%, 5/15/27	United States	90,000,000	96,702,300
	Iron Mountain Inc.,
	[c] senior note, 144A, 4.875%, 9/15/27	United States	135,610,000	135,101,462
	senior sub. bond, 5.75%, 8/15/24	United States	129,254,000	130,887,771
				413,578,137
  |  24

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities 1.4%
	The AES Corp., senior bond, 4.875%, 5/15/23	United States	30,000,000	$30,601,200
	Calpine Corp.,
	senior note, 5.375%, 1/15/23	United States	300,000,000	304,125,000
	senior note, 5.50%, 2/01/24	United States	186,500,000	185,334,375
	Ferrellgas LP/Ferrellgas Finance Corp.,
	senior note, 6.50%, 5/01/21	United States	79,295,000	72,356,687
	senior note, 6.75%, 1/15/22	United States	112,500,000	100,125,000
	senior note, 6.75%, 6/15/23	United States	88,500,000	78,101,250
	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%, 6/15/20	United States	49,900,000	37,300,250
	Sempra Energy, senior bond, 3.40%, 2/01/28	United States	50,000,000	49,897,268
	The Southern Co., junior sub. bond, 5.50% to 3/14/22, FRN thereafter, 3/15/57	United States	46,857,000	48,026,932
	Vistra Energy Corp., senior note, 5.875%, 6/01/23	United States	130,000,000	133,412,500
				1,039,280,462
	Total Corporate Bonds (Cost $29,052,150,928)			28,450,859,794
[h]	Senior Floating Rate Interests 1.7%
	Communication Services 0.4%
	Global Eagle Entertainment Inc., Initial Term Loans, 10.349%, (6-month USD LIBOR + 7.50%), 1/06/23	United States	97,281,556	93,065,860
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.83%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	16,217,642	15,136,493
	Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	26,000,000	24,093,342
	Sprint Communications Inc., 2018 Incremental Term Loans, 5.438%, (1-month USD LIBOR + 3.00%), 2/03/24	United States	99,500,000	98,752,954
	Univision Communications Inc., Term Loan, 5.152%, (1-month USD LIBOR + 2.75%), 3/15/24	United States	62,809,206	59,909,870
				290,958,519
	Consumer Discretionary 0.6%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.902%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	108,924,812	108,611,653
	Academy Ltd., Initial Term Loan, 6.439% - 6.44%, (1-month USD LIBOR + 4.00%), 7/02/22	United States	58,249,585	42,085,325
	Belk Inc., Closing Date Term Loan, 7.285%, (3-month USD LIBOR + 4.75%), 12/12/22	United States	161,365,735	130,907,953
	LTI Holdings Inc., Initial Term Loans, 5.902%, (1-month USD LIBOR + 3.50%), 9/06/25	United States	29,775,000	28,193,203
	Stars Group Holdings BV, Stars Group (US), USD Term Loan, 5.83%, (3-month USD LIBOR + 3.50%), 7/10/25	United States	98,231,382	98,374,800
	Tenneco Inc., Tranche B Term Loan, 5.402%, (3-month USD LIBOR + 3.00%), 10/01/25	United States	49,750,000	46,018,750
				454,191,684
  |  25

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Health Care 0.4%
	Amneal Pharmaceuticals LLC, Initial Term Loans, 5.938%, (1-month USD LIBOR + 3.50%), 5/04/25	United States	59,386,133	$59,114,145
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.688%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	78,400,000	73,745,000
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC,
	[d] 2017 Term B Loans, 5.08%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	52,041,137	46,918,311
	2018 Incremental Term Loans, FRN, 5.528%, (3-month USD LIBOR + 3.00%), 2/24/25	Luxembourg	33,717,550	30,387,942
	Valeant Pharmaceuticals International, First Incremental Term Loan, 5.162%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	46,875,000	46,658,203
				256,823,601
	Industrials 0.3%
	Commercial Barge Line Co., Initial Term Loan, 11.152%, (1-month USD LIBOR + 8.75%), 11/12/20	United States	51,717,919	35,814,659
	Vertiv Group Corp., Term B Loans, 6.33%, (3-month USD LIBOR + 4.00%), 11/30/23	United States	114,327,586	108,824,199
	West Corp., Term B Loans, 6.522%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	60,805,864	56,840,835
				201,479,693
	Information Technology 0.0%†
	Microchip Technology Inc., Initial Term Loan, 4.41%, (1-month USD LIBOR + 2.00%), 5/29/25	United States	30,181,810	30,083,568
	Materials 0.0%†
	BWAY Holding Co. Inc., Term Loan B, 5.854%, (3-month USD LIBOR + 3.25%), 4/03/24	United States	28,203,892	27,296,066
	Total Senior Floating Rate Interests (Cost $1,331,141,884)			1,260,833,131
	U.S. Government and Agency Securities 8.5%
	U.S. Treasury Bond, 3.00%, 2/15/49	United States	250,000,000	274,228,515
	U.S. Treasury Note,
	1.875%, 12/31/19	United States	500,000,000	499,443,360
	2.25%, 3/31/20	United States	750,000,000	751,289,062
	2.50%, 5/31/20	United States	750,000,000	753,383,790
	2.50%, 6/30/20	United States	500,000,000	502,587,890
	2.875%, 10/31/20	United States	150,000,000	151,965,821
	2.50%, 2/28/21	United States	500,000,000	505,576,170
	2.375%, 3/15/21	United States	750,000,000	757,221,682
	2.625%, 6/15/21	United States	500,000,000	508,320,310
	2.75%, 8/15/21	United States	350,000,000	357,198,243
	2.75%, 4/30/23	United States	500,000,000	518,603,515
	2.75%, 5/31/23	United States	500,000,000	518,984,375
	2.875%, 5/31/25	United States	250,000,000	264,614,258
	Total U.S. Government and Agency Securities (Cost $6,246,599,076)			6,363,416,991
  |  26

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
		Country	Shares	Value
	Escrows and Litigation Trusts 0.0%
[b,i]	Motors Liquidation Co., Escrow Account	United States	400,000,000	$ —
[b,i]	Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
	Total Escrows and Litigation Trusts (Cost $2,416,248)			—
		Number of Contracts	Notional Amount*
	Options Purchased 0.2%
	Puts - Exchange-Traded
	S&P 500 Index, December Strike Price $2,650, Expires 12/20/19	5,000	500,000	22,950,000
	S&P 500 Index, December Strike Price $2,700, Expires 12/18/20	5,000	500,000	69,200,000
	S&P 500 Index, June Strike Price $2,700, Expires 6/19/20	5,000	500,000	49,000,000
	Total Options Purchased (Cost $287,550,552)			141,150,000
	Total Investments before Short Term Investments (Cost $69,279,946,937)			71,623,002,680
		Country	Principal Amount*
	Short Term Investments 3.7%

	Corporate Bonds (Cost $13,154,471) 0.0%†
	CHS/Community Health Systems Inc., senior note, 8.00%, 11/15/19	United States	13,319,000	13,127,539
	U.S. Government and Agency Securities (Cost $249,221,833) 0.4%
[j]	U.S. Treasury Bill, 8/15/19	United States	250,000,000	249,355,470
	Total Investments before Money Market Funds (Cost $69,542,323,241)			71,885,485,689
			Shares

	Money Market Funds (Cost $2,501,038,340) 3.3%
[k,l]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	2,501,038,340	2,501,038,340
	Total Investments (Cost $72,043,361,581) 98.9%			74,386,524,029
	Options Written (0.1)%			(60,075,000)
	Other Assets, less Liabilities 1.2%			908,455,654
	Net Assets 100.0%			$75,234,904,683
  |  27

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund  (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (0.1)%
Calls - Exchange-Traded
Anheuser-Busch InBev SA/NV, ADR, September Strike Price $90, Expires 9/20/19	5,000	500,000	$(1,625,000)
AT&T Inc., September Strike Price $33, Expires 9/20/19	25,000	2,500,000	(3,125,000)
AT&T Inc., September Strike Price $34, Expires 9/20/19	25,000	2,500,000	(1,875,000)
The Coca-Cola Co., July Strike Price $52.50, Expires 7/19/19	25,000	2,500,000	(350,000)
Ford Motor Co., September Strike Price $11, Expires 9/20/19	50,000	5,000,000	(950,000)
PepsiCo Inc., July Strike Price $140, Expires 7/19/19	15,000	1,500,000	(240,000)
PepsiCo Inc., September Strike Price $140, Expires 9/20/19	20,000	2,000,000	(1,800,000)
Pfizer Inc., September Strike Price $45, Expires 9/20/19	10,000	1,000,000	(720,000)
The Procter & Gamble Co., August Strike Price $115, Expires 8/16/19	20,000	2,000,000	(1,780,000)
Rio Tinto PLC, July Strike Price $62.50, Expires 7/19/19	10,000	1,000,000	(1,300,000)
Target Corp., July Strike Price $85, Expires 7/19/19	10,000	1,000,000	(2,570,000)
Target Corp., September Strike Price $95, Expires 9/20/19	10,000	1,000,000	(1,150,000)
Texas Instruments Inc., October Strike Price $125, Expires 10/18/19	10,000	1,000,000	(2,590,000)
Verizon Communications Inc., September Strike Price $60, Expires 9/20/19	40,000	4,000,000	(2,880,000)
			(22,955,000)
Puts - Exchange-Traded
The Boeing Co., July Strike Price $310, Expires 7/19/19	5,000	500,000	(155,000)
CVS Health Corp., July Strike Price $52.50, Expires 7/19/19	15,000	1,500,000	(885,000)
Morgan Stanley, July Strike Price $40, Expires 7/19/19	20,000	2,000,000	(380,000)
S&P 500 Index, June Strike Price $2,400, Expires 6/19/20	5,000	500,000	(23,800,000)
S&P 500 Index, December Strike Price $2,450, Expires 12/20/19	5,000	500,000	(11,700,000)
United Technologies Corp., July Strike Price $115, Expires 7/19/19	10,000	1,000,000	(200,000)
			(37,120,000)
Total Options Written (Premiums received $94,249,024)			$(60,075,000)

See Abbreviations on page 40.
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]A portion or all of the security is held in connection with written option contracts open at period end.
[b]Non-income producing.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019 , the aggregate value of these securities was $19,007,409,934, representing 25.3% of net assets.
[d]A portion or all of the security purchased on a delayed delivery basis.
[e]Security pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
[f]Defaulted security or security for which income has been deemed uncollectible.
[g]Perpetual security with no stated maturity date.
[h]The coupon rate shown represents the rate at period end.
[i]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[j]The security was issued on a discount basis with no stated coupon rate.
[k]See Note 6 regarding investments in affiliated management investment companies.
[l]The rate shown is the annualized seven-day effective yield at period end.
  |  28

Franklin Custodian Funds
Statement of Investments, June 30, 2019 (unaudited)
Franklin U.S. Government Securities Fund
	Principal Amount	Value
Mortgage-Backed Securities 94.9%
Government National Mortgage Association (GNMA) Fixed Rate 94.9%
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	$24,748,352	$25,690,629
GNMA I SF 30 Year, 4.00%, 10/15/40 - 2/15/45	48,252,329	51,197,346
GNMA I SF 30 Year, 4.00%, 8/15/44	15,990,474	16,989,507
GNMA I SF 30 Year, 4.00%, 2/15/45 - 8/15/46	33,723,834	35,745,705
GNMA I SF 30 Year, 4.50%, 2/15/39 - 1/15/40	45,752,053	49,457,379
GNMA I SF 30 Year, 4.50%, 3/15/39	14,369,984	15,496,311
GNMA I SF 30 Year, 4.50%, 1/15/40 - 6/15/40	48,754,873	52,676,738
GNMA I SF 30 Year, 4.50%, 6/15/40 - 8/15/40	49,255,058	53,130,051
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	31,565,303	34,070,615
GNMA I SF 30 Year, 5.00%, 2/15/33 - 1/15/34	49,228,997	53,202,640
GNMA I SF 30 Year, 5.00%, 1/15/34 - 9/15/39	47,898,829	52,194,009
GNMA I SF 30 Year, 5.00%, 8/15/39	17,793,726	19,576,092
GNMA I SF 30 Year, 5.00%, 9/15/39 - 11/15/39	44,667,672	49,070,871
GNMA I SF 30 Year, 5.00%, 10/15/39	16,154,010	17,780,528
GNMA I SF 30 Year, 5.00%, 11/15/39	21,178,412	23,303,943
GNMA I SF 30 Year, 5.00%, 11/15/39 - 4/15/40	48,084,085	52,778,368
GNMA I SF 30 Year, 5.00%, 3/15/40	13,355,558	14,696,391
GNMA I SF 30 Year, 5.00%, 4/15/40 - 6/15/40	41,558,329	45,605,252
GNMA I SF 30 Year, 5.00%, 9/15/40	17,965,089	19,777,872
GNMA I SF 30 Year, 5.50%, 5/15/28 - 7/15/33	48,167,145	53,313,252
GNMA I SF 30 Year, 5.50%, 7/15/33 - 6/15/38	47,181,119	52,299,968
GNMA I SF 30 Year, 5.50%, 6/15/38 - 2/15/40	37,116,119	40,950,387
GNMA I SF 30 Year, 6.00%, 10/15/23 - 11/15/35	47,432,664	52,832,163
GNMA I SF 30 Year, 6.00%, 12/15/35 - 9/15/38	46,864,094	53,090,470
GNMA I SF 30 Year, 6.00%, 9/15/38 - 12/15/39	21,072,596	24,071,940
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37	35,797,064	39,845,941
GNMA I SF 30 Year, 7.00%, 4/15/22 - 9/15/32	24,351,851	26,814,293
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	72,627	73,856
GNMA I SF 30 Year, 7.50%, 6/15/21 - 8/15/33	6,387,776	6,890,744
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	14,801	14,830
GNMA I SF 30 Year, 8.00%, 2/15/20 - 9/15/30	2,184,978	2,237,048
GNMA I SF 30 Year, 8.50%, 10/15/19 - 5/15/25	322,750	328,912
GNMA I SF 30 Year, 9.00%, 10/15/19 - 7/15/23	220,396	223,481
GNMA I SF 30 Year, 9.50%, 8/15/19 - 8/15/22	183,160	184,051
GNMA I SF 30 Year, 10.00%, 9/15/19 - 3/15/25	72,788	73,150
GNMA I SF 30 Year, 10.50%, 8/15/20 - 10/15/21	11,367	11,405
GNMA I SF 30 Year, 11.00%, 4/15/21	21	21
GNMA II SF 30 Year, 3.00%, 2/20/45 - 5/20/49	39,815,743	40,768,902
GNMA II SF 30 Year, 3.00%, 3/20/46	129,664,109	132,708,626
GNMA II SF 30 Year, 3.00%, 4/20/46	73,746,641	75,476,768
GNMA II SF 30 Year, 3.00%, 7/20/47	228,508,270	233,752,188
GNMA II SF 30 Year, 3.00%, 9/20/47	63,534,957	64,992,987
GNMA II SF 30 Year, 3.00%, 11/20/47	18,556,545	18,982,389
GNMA II SF 30 Year, 3.00%, 1/20/48	33,878,264	34,655,718
GNMA II SF 30 Year, 3.00%, 2/20/48	56,716,975	58,018,543
GNMA II SF 30 Year, 3.00%, 4/20/48	19,393,926	19,838,987
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  29

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund  (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
[a]	GNMA II SF 30 Year, 3.00%, 6/01/49	$22,500,000	$22,982,520
	GNMA II SF 30 Year, 3.50%, 10/20/40 - 5/20/43	30,154,848	31,353,073
	GNMA II SF 30 Year, 3.50%, 7/20/42	45,066,695	47,040,122
	GNMA II SF 30 Year, 3.50%, 8/20/42	15,630,185	16,313,020
	GNMA II SF 30 Year, 3.50%, 9/20/42	104,245,671	108,789,199
	GNMA II SF 30 Year, 3.50%, 10/20/42	21,476,549	22,410,657
	GNMA II SF 30 Year, 3.50%, 11/20/42	18,003,638	18,786,647
	GNMA II SF 30 Year, 3.50%, 4/20/43	21,924,608	22,867,461
	GNMA II SF 30 Year, 3.50%, 5/20/43	29,765,575	31,044,674
	GNMA II SF 30 Year, 3.50%, 6/20/43	34,279,938	35,743,425
	GNMA II SF 30 Year, 3.50%, 8/20/43	24,290,450	25,311,901
	GNMA II SF 30 Year, 3.50%, 9/20/47	659,411,600	681,732,914
	GNMA II SF 30 Year, 3.50%, 11/20/47	650,509,468	672,403,451
	GNMA II SF 30 Year, 3.50%, 2/20/48	273,156,029	282,287,922
	GNMA II SF 30 Year, 4.00%, 5/20/40 - 4/20/49	32,172,747	33,735,627
	GNMA II SF 30 Year, 4.00%, 11/20/40	29,686,493	31,453,819
	GNMA II SF 30 Year, 4.00%, 12/20/40	17,513,430	18,555,831
	GNMA II SF 30 Year, 4.00%, 1/20/41	19,291,394	20,439,766
	GNMA II SF 30 Year, 4.00%, 7/20/41	23,428,351	24,819,881
	GNMA II SF 30 Year, 4.00%, 9/20/41	27,888,893	29,410,272
	GNMA II SF 30 Year, 4.00%, 10/20/41	34,322,888	36,365,968
	GNMA II SF 30 Year, 4.00%, 11/20/41	31,668,125	33,552,587
	GNMA II SF 30 Year, 4.00%, 2/20/44	19,509,205	20,465,943
	GNMA II SF 30 Year, 4.00%, 11/20/48	96,856,182	100,444,470
	GNMA II SF 30 Year, 4.00%, 5/20/49	418,777,388	436,063,819
	GNMA II SF 30 Year, 4.50%, 5/20/33 - 8/20/42	49,716,761	53,002,686
	GNMA II SF 30 Year, 4.50%, 12/20/39	19,765,736	21,095,684
	GNMA II SF 30 Year, 4.50%, 5/20/41	25,839,362	27,577,932
	GNMA II SF 30 Year, 4.50%, 6/20/41	31,053,505	33,139,994
	GNMA II SF 30 Year, 4.50%, 7/20/41	33,704,294	35,970,360
	GNMA II SF 30 Year, 4.50%, 9/20/41	45,802,241	48,888,434
	GNMA II SF 30 Year, 4.50%, 10/20/41	34,010,338	36,300,557
	GNMA II SF 30 Year, 4.50%, 2/20/44	18,317,978	19,482,956
	GNMA II SF 30 Year, 5.00%, 7/20/33 - 4/20/40	45,828,212	49,874,538
	GNMA II SF 30 Year, 5.00%, 9/20/33	19,165,127	20,624,297
	GNMA II SF 30 Year, 5.00%, 5/20/40 - 9/20/41	7,557,336	8,311,537
	GNMA II SF 30 Year, 5.00%, 6/20/40	13,248,665	14,571,058
	GNMA II SF 30 Year, 5.50%, 6/20/34 - 2/20/36	46,144,201	50,601,844
	GNMA II SF 30 Year, 5.50%, 12/20/34	12,311,556	13,493,500
	GNMA II SF 30 Year, 5.50%, 4/20/36 - 4/20/40	14,632,009	16,038,553
	GNMA II SF 30 Year, 6.00%, 10/20/23 - 1/20/38	45,115,538	51,420,170
	GNMA II SF 30 Year, 6.00%, 7/20/38 - 7/20/39	9,915,972	11,306,358
	GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	18,417,895	21,363,496
	GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	4,723,190	5,556,285
	GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	885,505	990,297
	GNMA II SF 30 Year, 8.00%, 5/20/24 - 6/20/30	445,200	509,101
  |  30

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund  (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
	GNMA II SF 30 Year, 8.50%, 7/20/21 - 6/20/25	$67,202	$68,811
	GNMA II SF 30 Year, 9.00%, 10/20/21 - 11/20/21	9,786	9,883
	GNMA II SF 30 Year, 9.50%, 1/20/20 - 4/20/25	23,366	23,566
	GNMA II SF 30 Year, 10.00%, 10/20/19 - 3/20/21	18,666	18,862
	GNMA II SF 30 Year, 10.50%, 9/20/19 - 1/20/21	10,223	10,256
	GNMA II SF 30 Year, 11.00%, 1/20/21	1,800	1,806
	Total Mortgage-Backed Securities (Cost $4,982,095,306)		5,059,519,057
	U.S. Government and Agency Securities (Cost $89,245,865) 1.7%
	U.S. Treasury Bond, 4.75%, 2/15/37	67,500,000	92,378,760
	Total Investments before Short Term Investments (Cost $5,071,341,171)		5,151,897,817
		Shares
	Short Term Investments (Cost $205,747,665) 3.8%
	Money Market Funds 3.8%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	205,747,665	205,747,665
	Total Investments (Cost $5,277,088,836) 100.4%		5,357,645,482
	Other Assets, less Liabilities (0.4)%		(23,894,801)
	Net Assets 100.0%		$5,333,750,681

See Abbreviations on page 40.
[a]Security purchased on a to-be-announced (TBA) basis.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  31

Franklin Custodian Funds
Statement of Investments, June 30, 2019 (unaudited)
Franklin Utilities Fund
		Country	Shares	Value
	Common Stocks 98.7%
	Electric Utilities 55.4%
	Alliant Energy Corp.	United States	3,800,000	$186,504,000
	American Electric Power Co. Inc.	United States	3,800,000	334,438,000
	Duke Energy Corp.	United States	3,100,000	273,544,000
	Edison International	United States	2,800,000	188,748,000
	Emera Inc.	Canada	2,000,000	81,710,250
	Entergy Corp.	United States	2,100,000	216,153,000
	Evergy Inc.	United States	4,100,000	246,615,000
	Eversource Energy	United States	2,650,000	200,764,000
	Exelon Corp.	United States	6,600,000	316,404,000
	FirstEnergy Corp.	United States	4,500,000	192,645,000
	NextEra Energy Inc.	United States	2,600,000	532,636,000
	OGE Energy Corp.	United States	1,400,000	59,584,000
[a]	PG&E Corp.	United States	400,000	9,168,000
	Pinnacle West Capital Corp.	United States	1,350,000	127,021,500
	PNM Resources Inc.	United States	2,000,070	101,823,564
	PPL Corp.	United States	2,200,000	68,222,000
	The Southern Co.	United States	3,800,000	210,064,000
	Xcel Energy Inc.	United States	4,400,000	261,756,000
				3,607,800,314
	Gas Utilities 1.4%
	Atmos Energy Corp.	United States	250,000	26,390,000
	Southwest Gas Holdings Inc.	United States	43,346	3,884,668
	Spire Inc.	United States	700,000	58,744,000
				89,018,668
	Multi-Utilities 32.6%
	Ameren Corp.	United States	1,200,000	90,132,000
	Black Hills Corp.	United States	500,000	39,085,000
	CenterPoint Energy Inc.	United States	5,700,000	163,191,000
	CMS Energy Corp.	United States	5,000,000	289,550,000
	Consolidated Edison Inc.	United States	1,600,000	140,288,000
	Dominion Energy Inc.	United States	4,350,000	336,342,000
	DTE Energy Co.	United States	1,500,000	191,820,000
	E.ON SE	Germany	2,000,000	21,716,109
	National Grid PLC	United Kingdom	5,999,933	63,684,740
	NiSource Inc.	United States	3,800,000	109,440,000
	NorthWestern Corp.	United States	596,800	43,059,120
	Public Service Enterprise Group Inc.	United States	2,800,000	164,696,000
	Sempra Energy	United States	2,200,000	302,368,000
	WEC Energy Group Inc.	United States	2,000,000	166,740,000
				2,122,111,969
	Oil, Gas & Consumable Fuels 4.6%
	Enbridge Inc.	Canada	700,000	25,256,000
	Kinder Morgan Inc.	United States	2,500,000	52,200,000
	ONEOK Inc.	United States	568,200	39,097,842
	Targa Resources Corp.	United States	1,000,000	39,260,000
	TC Energy Corp.	Canada	600,000	29,740,027
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  32

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	The Williams Cos. Inc.	United States	4,000,000	$112,160,000
				297,713,869
	Water Utilities 4.7%
	American Water Works Co. Inc.	United States	1,500,000	174,000,000
	Aqua America Inc.	United States	1,750,000	72,397,500
	United Utilities Group PLC	United Kingdom	6,000,000	59,647,010
				306,044,510
	Total Common Stocks (Cost $3,054,159,125)			6,422,689,330
			Principal Amount
	Corporate Bonds (Cost $6,089,049) 0.1%
	Multi-Utilities 0.1%
	Aquila Inc., senior note, 8.27%, 11/15/21	United States	$6,100,000	6,869,566
	Total Investments before Short Term Investments (Cost $3,060,248,174)			6,429,558,896
			Shares
	Short Term Investments (Cost $75,182,972) 1.2%
	Money Market Funds 1.2%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	75,182,972	75,182,972
	Total Investments (Cost $3,135,431,146) 100.0%			6,504,741,868
	Other Assets, less Liabilities (0.0)%†			(119,956)
	Net Assets 100.0%			$6,504,621,912

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  33

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the
  |  34

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss. Franklin Income Fund did not hold any credit default swap contracts at period end.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS  (continued)
The following Funds have invested in derivatives during the period.
Franklin Income Fund - Options and swaps
4.  MORTGAGE DOLLAR ROLLS
Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Income Fund
Non-Controlled Affiliates
Talos Energy Inc.	$181,082,282	$ —	$(119,932,585)	$(67,878,670)	$—[a]	$—[a]	—[a]	$ —

[a]As of June 30, 2019, no longer an affiliate.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2019, investments in affiliated management investment companies were as follows:
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin DynaTech Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$125,141,525	$1,336,627,080	$(1,061,029,445)	$ —	$ —	$400,739,160	400,739,160	$3,316,481
Franklin Focused Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$89,859	$364,403	$(412,270)	$ —	$ —	$41,992	41,992	$1,132
Franklin Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$224,477,141	$882,514,272	$(912,549,329)	$ —	$ —	$194,442,084	194,442,084	$3,986,463
Franklin Income Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$351,285,912	$13,898,158,117	$(11,748,405,689)	$ —	$ —	$2,501,038,340	2,501,038,340	$15,038,714
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	12,623,000	35,489,000	(48,112,000)	—	—	—	—	73,994
Total Affiliated Securities	$363,908,912	$13,933,647,117	$(11,796,517,689)	$ —	$ —	$2,501,038,340		$15,112,708
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$93,109,667	$816,025,460	$(703,387,462)	$ —	$ —	$205,747,665	205,747,665	$1,949,406
Franklin Utilities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$17,808,342	$596,050,713	$(538,676,083)	$ —	$ —	$75,182,972	75,182,972	$620,211
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES  (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Utilities Fund (continued)
Non-Controlled Affiliates (continued)
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$ —	$71,825,483	$(71,825,483)	$ —	$ —	$ —	—	$10,285
Total Affiliated Securities	$17,808,342	$667,876,196	$(610,501,566)	$ —	$ —	$75,182,972		$630,496
7.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:[a]
Equity Investments	$8,182,699,151	$—	$—	$8,182,699,151
Short Term Investments	400,739,160	—	—	400,739,160
Total Investments in Securities	$8,583,438,311	$ —	$ —	$8,583,438,311
Franklin Focused Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$4,490,956	$—	$—	$4,490,956
Short Term Investments	41,992	—	—	41,992
Total Investments in Securities	$4,532,948	$ —	$ —	$4,532,948
Franklin Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,069,415,636	$—	$—	$16,069,415,636
Short Term Investments	194,442,084	—	—	194,442,084
Total Investments in Securities	$16,263,857,720	$ —	$ —	$16,263,857,720
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$3,693,947,204	$55,164,395	$—	$3,749,111,599
Financials	4,440,023,101	172,125,000	—	4,612,148,101
All Other Equity Investments	16,263,568,894	—	—	16,263,568,894
Equity-Linked Securities	—	10,190,508,120	—	10,190,508,120
Index-Linked Notes	—	100,913,300	—	100,913,300
Convertible Bonds	—	490,492,750	—	490,492,750
Corporate Bonds	—	28,450,859,794	—	28,450,859,794
Senior Floating Rate Interests	—	1,260,833,131	—	1,260,833,131
U.S. Government and Agency Securities	—	6,363,416,991	—	6,363,416,991
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	141,150,000	—	—	141,150,000
Short Term Investments	2,750,393,810	13,127,539	—	2,763,521,349
Total Investments in Securities	$27,289,083,009	$47,097,441,020	$ —	$74,386,524,029
Liabilities:
Other Financial Instruments:
Options Written	$60,075,000	$—	$—	$60,075,000
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$5,059,519,057	$—	$5,059,519,057
U.S. Government and Agency Securities	—	92,378,760	—	92,378,760
Short Term Investments	205,747,665	—	—	205,747,665
Total Investments in Securities	$205,747,665	$5,151,897,817	$ —	$5,357,645,482
Franklin Utilities Fund
Assets:
Investments in Securities:[a]
Equity Investments	$6,422,689,330	$—	$—	$6,422,689,330
Corporate Bonds	—	6,869,566	—	6,869,566
Short Term Investments	75,182,972	—	—	75,182,972
Total Investments in Securities	$6,497,872,302	$6,869,566	$ —	$6,504,741,868

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks and management investment companies.
[c]Includes securities determined to have no value at June 30, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Currency
EUR	Euro
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SF	Single Family
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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